Subsequent Events (Details Narrative) (10-K) - USD ($)									1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 21, 2018	Aug. 28, 2018	Aug. 09, 2018	Jun. 08, 2018	May 18, 2018	Apr. 05, 2018	Nov. 08, 2017	Sep. 02, 2017	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017
Number of common stock for consulting fees								1,000,000
Shares issued price per share								$ 0.026
Number of common stock for consulting fees, value								$ 26,000			$ 1,375,400
Convertible Note [Member]
Debt instrument face value				$ 2,500
Interest rate				10.00%
Debt instrument maturity date				Dec. 08, 2019
Consultant [Member]
Debt instrument face value							$ 17,000
Debt instrument maturity date							Nov. 08, 2022
Number of common stock for consulting fees			1,000,000
Shares issued price per share			$ 0.026
Number of common stock for consulting fees, value			$ 26,000
3 Officers [Member]
Number of common stock for consulting fees			3,000,000
Shares issued price per share			$ 0.026
Number of common stock for consulting fees, value			$ 234,000
Former Vendor [Member]
Litigation settlement expense										$ 13,228
Subsequent Event [Member] | Convertible Note [Member]
Debt instrument face value				$ 2,500
Interest rate				10.00%
Debt instrument maturity date				Dec. 08, 2019
Subsequent Event [Member] | Consultant [Member]
Debt instrument face value	$ 500	$ 16,500			$ 15,000	$ 20,069
Interest rate	0.00%	0.00%			0.00%	0.00%
Debt instrument maturity date	Sep. 21, 2022	Aug. 28, 2022			May 18, 2022	Apr. 05, 2022
Number of common stock for consulting fees			1,000,000
Shares issued price per share			$ 0.026
Number of common stock for consulting fees, value			$ 26,000
Subsequent Event [Member] | 3 Officers [Member]
Number of common stock for consulting fees			3,000,000
Shares issued price per share			$ 0.026
Number of common stock for consulting fees, value			$ 234,000
Subsequent Event [Member] | Former Vendor [Member]
Litigation settlement expense									$ 13,228